Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 292,745	₱ 302,736
Additions (Note 4)	85,083	96,810
Telecom assets additions subject to subsequent sale and leaseback from tower companies		16,841
Disposals/retirements	(471)	(14,696)
Reclassifications	(38,428)
Reclassifications to assets classified as held-for-sale		(16,013)
Impairment losses recognized during the year from continuing operations (Note 5)		(282)
Impairment losses recognized during the year from discontinued operations		(27)
Translation differences charged directly to cumulative translation adjustments	2	2
Other adjustments	(283)	272
Acquisition through business combinations		100
Depreciation and amortization from continuing operations (Notes 2 and 3)	(51,543)	(92,970)	₱ (46,742)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	(2)	(28)	(39)
Net book value at end of the year	287,103	292,745	302,736
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	837,775	780,685
Net book value at end of the year	819,008	837,775	780,685
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(545,030)	(477,949)
Net book value at end of the year	(531,905)	(545,030)	(477,949)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	70,957	71,533
Additions (Note 4)	5,221	194
Disposals/retirements	(1)	(5)
Reclassifications		11
Impairment losses recognized during the year from continuing operations (Note 5)		(112)
Transfers and others	14,484	32,323
Translation differences charged directly to cumulative translation adjustments	1
Other adjustments		7
Depreciation and amortization from continuing operations (Notes 2 and 3)	(9,435)	(32,994)
Net book value at end of the year	81,227	70,957	71,533
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	261,429	229,160
Net book value at end of the year	280,237	261,429	229,160
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(190,472)	(157,627)
Net book value at end of the year	(199,010)	(190,472)	(157,627)
Central equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,606	2,752
Additions (Note 4)	19	265
Transfers and others		666
Other adjustments	(3,055)	512
Depreciation and amortization from continuing operations (Notes 2 and 3)	(186)	(580)
Depreciation and amortization from discontinued operations (Notes 2 and 3)		(9)
Net book value at end of the year	384	3,606	2,752
Central equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,338	5,896
Net book value at end of the year	683	7,338	5,896
Central equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(3,732)	(3,144)
Net book value at end of the year	(299)	(3,732)	(3,144)
Network facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	101,963	118,589
Additions (Note 4)	4,913	3,656
Telecom assets additions subject to subsequent sale and leaseback from tower companies		16,841
Disposals/retirements	(17)	(6,529)
Reclassifications	1,311
Reclassifications to assets classified as held-for-sale		(12,372)
Impairment losses recognized during the year from continuing operations (Note 5)		(66)
Transfers and others	10,245	24,155
Depreciation and amortization from continuing operations (Notes 2 and 3)	(16,474)	(42,311)
Net book value at end of the year	101,941	101,963	118,589
Network facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	328,729	327,195
Net book value at end of the year	344,218	328,729	327,195
Network facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(226,766)	(208,606)
Net book value at end of the year	(242,277)	(226,766)	(208,606)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	6,646	7,416
Additions (Note 4)	108	31
Disposals/retirements	(8)	(1)
Transfers and others	2,291	724
Other adjustments	13	(2)
Acquisition through business combinations		23
Depreciation and amortization from continuing operations (Notes 2 and 3)	(1,071)	(1,544)
Depreciation and amortization from discontinued operations (Notes 2 and 3)		(1)
Net book value at end of the year	7,979	6,646	7,416
Buildings [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	26,788	26,838
Net book value at end of the year	28,881	26,788	26,838
Buildings [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(20,142)	(19,422)
Net book value at end of the year	(20,902)	(20,142)	(19,422)
Vehicles, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,157	5,239
Additions (Note 4)	529	731
Disposals/retirements	(119)	(158)
Impairment losses recognized during the year from continuing operations (Note 5)		(104)
Impairment losses recognized during the year from discontinued operations		(27)
Transfers and others	321	412
Translation differences charged directly to cumulative translation adjustments	1	1
Other adjustments	1	(240)
Acquisition through business combinations		77
Depreciation and amortization from continuing operations (Notes 2 and 3)	(1,234)	(1,756)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	(2)	(18)
Net book value at end of the year	3,654	4,157	5,239
Vehicles, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	40,572	40,586
Net book value at end of the year	40,387	40,572	40,586
Vehicles, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(36,415)	(35,347)
Net book value at end of the year	(36,733)	(36,415)	(35,347)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	34,786	27,850
Additions (Note 4)	7,945	6,389
Reclassifications	(24,470)
Transfers and others	204	8,445
Other adjustments	(83)
Depreciation and amortization from continuing operations (Notes 2 and 3)	(18,382)	(7,898)
Net book value at end of the year		34,786	27,850
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	77,429	62,595
Net book value at end of the year		77,429	62,595
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(42,643)	(34,745)
Net book value at end of the year		(42,643)	(34,745)
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,272	4,163
Additions (Note 4)	212	28
Disposals/retirements	(320)	(7)
Transfers and others	68	120
Other adjustments	(45)
Depreciation and amortization from continuing operations (Notes 2 and 3)	(65)	(32)
Net book value at end of the year	4,122	4,272	4,163
Land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,591	4,451
Net book value at end of the year	4,504	4,591	4,451
Land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(319)	(288)
Net book value at end of the year	(382)	(319)	(288)
IT systems and platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	10,798	8,506
Additions (Note 4)	952	8
Disposals/retirements	(6)	(20)
Transfers and others	8,364	8,092
Translation differences charged directly to cumulative translation adjustments		1
Other adjustments	3,106
Depreciation and amortization from continuing operations (Notes 2 and 3)	(4,420)	(5,789)
Net book value at end of the year	18,794	10,798	8,506
IT systems and platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	35,095	27,099
Net book value at end of the year	50,344	35,095	27,099
IT systems and platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(24,297)	(18,593)
Net book value at end of the year	(31,550)	(24,297)	(18,593)
Security platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	133	178
Additions (Note 4)	11
Transfers and others	1,210	21
Other adjustments	84
Depreciation and amortization from continuing operations (Notes 2 and 3)	(276)	(66)
Net book value at end of the year	1,162	133	178
Security platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	377	355
Net book value at end of the year	1,914	377	355
Security platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(244)	(177)
Net book value at end of the year	(752)	(244)	(177)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	55,427	56,510
Additions (Note 4)	65,173	85,508
Disposals/retirements		(7,976)
Reclassifications	(15,269)	(11)
Reclassifications to assets classified as held-for-sale		(3,641)
Transfers and others	(37,187)	(74,958)
Other adjustments	(304)	(5)
Net book value at end of the year	67,840	55,427	56,510
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	55,427	56,510
Net book value at end of the year	₱ 67,840	₱ 55,427	₱ 56,510